Income Taxes - Income Tax Examination (Details) - Computer Sciences GS Business	12 Months Ended
Apr. 03, 2015
U.S. - federal
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2008 and forward
U.S. - various states
Income Tax Examination [Line Items]
Tax Years that Remain Subject to Examination (Fiscal Year Ending)	2005 and forward